Furniture, Fixtures, Equipment and Building Improvements (Tables) (Furniture, Fixtures, Equipment and Building Improvements)	12 Months Ended
Dec. 31, 2013
Furniture, Fixtures, Equipment and Building Improvements
Furniture, fixtures, equipment and building improvements
Schedule of furniture, fixtures, equipment and building improvements

	December 31,
	2013	2012
	(in thousands)
Furniture, fixtures, equipment and building improvements	$13,128	$6,494
Less: Accumulated depreciation and amortization	(3,291)	(1,429)

	$9,837	$5,065